Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended		12 Months Ended
	Mar. 02, 2026	Sep. 05, 2025	Jan. 06, 2025	Dec. 05, 2024	Sep. 17, 2024	Jul. 02, 2024	Oct. 19, 2023	Oct. 17, 2023	Mar. 23, 2022	Mar. 31, 2026	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Oct. 29, 2025	Dec. 31, 2022
Equity [Line Items]
Non-voting senior preferred shares												50,000,000
Stockholders equity reverse stock split					1:10 to 1:200
Shares issued												930,000	259,000	[1]	126,000	[1]		92,000	[1]
Aggregate shares		305,500		47,267
Warrant purchased						1,972
Warrants exercised		188,500
Offering price per share (in Dollars per share)		$ 10
Pre funded warrant (in Dollars per share)		$ 9.999
Aggregate gross proceeds (in Dollars)		$ 6,000
Net placement agent fees (in Dollars)		$ 5,300
Warrant exercisable expire period		2 years
Pre Funded exercise price warrants (in Dollars per share)		$ 0.001
Exercise price (in Dollars per share)													$ 0.37
Company funds raised (in Dollars)				$ 2,830
Placement agent fees and other offering related expenses (in Dollars)				$ 2,500
Public offering issued price (in Dollars per share)				$ 60
Net of issuance expenses (in Dollars)				$ 2,500
Warrants exercisable term				5 years
Depositary shares						16,647
Warrant liability fair value (in Dollars)						$ 2,028						$ 47
Warrants term						5 years
Warrant term, description							an extended term of five and a half years from the closing of the offering					The October 2023 warrants have a term of five and a half years and have an exercise price of USD 250 per ADS
Issuance expenses (in Dollars)												$ 982	$ 483		$ 2,195
Prospectus amount (in Dollars)									$ 50,000
Sales agreement													457,801		52,202
Average price (in Dollars per share)												$ 2.7	$ 9		$ 32.6
Non-controlling interests												1.53%
Subsequent Events [Member]
Equity [Line Items]
Stockholders equity reverse stock split	1:10
Shares issued	2,000
Reverse ratio										1:10
Private Placement [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses (in Dollars)						$ 1,800
Warrant inducement transaction gross (in Dollars)						$ 2,000	$ 5,000
Bottom of range [member]
Equity [Line Items]
Warrant purchased											2,778
Exercise price (in Dollars per share)												$ 0.003
Public offering issued price (in Dollars per share)						$ 250
Top of range [member]
Equity [Line Items]
Warrant purchased											21,739
Exercise price (in Dollars per share)												$ 0.012
Public offering issued price (in Dollars per share)						4,000
ADS [Member]
Equity [Line Items]
Warrant purchased		42,000
Warrants exercised		10
Exercise price (in Dollars per share)						$ 72	$ 250
Warrants to purchase shares							21,739
Warrants term							5 years
Issuance expenses (in Dollars)												$ 761
ADS [Member] | Private Placement [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses (in Dollars)							$ 4,300
ADS [Member] | Bottom of range [member]
Equity [Line Items]
Exercise price (in Dollars per share)							$ 5,600
ADS [Member] | Top of range [member]
Equity [Line Items]
Exercise price (in Dollars per share)							1,800
Warrants [Member]
Equity [Line Items]
Warrant purchased		294,500
Exercise price (in Dollars per share)		$ 12.5		$ 75			$ 287.5
Placement agent fees and other offering related expenses (in Dollars)				$ 109			$ 357
Funds raised amount				3,309			1,522
Warrant liability fair value (in Dollars)						$ 100
Warrants [Member] | ADS [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 90					$ 250
Warrants to purchase shares							3,158
RSUs Granted [Member]
Equity [Line Items]
Shares issued													3,142,000		3,680,000			1,380,000
ADS [Member] | Public Offering [Member]
Equity [Line Items]
Aggregate shares						28,168
ADS [Member] | Warrants [Member]
Equity [Line Items]
Warrant purchased		1,200,000
Warrants to purchase shares						24,897
Ordinary shares [member]
Equity [Line Items]
Authorized share capital												1,000,000,000
Shares issued												2,596,000					51,220,000
Preferred Shares [Member]
Equity [Line Items]
Authorized share capital												10,000,000
ATM Program [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses (in Dollars)												$ 1,090	$ 2,850		$ 1,500
Warrant inducement transaction gross (in Dollars)												$ 1,130	$ 2,970		$ 1,560
Issuance expenses (in Dollars)								$ 3,000	$ 21,000
Sales agreement												439,836
ATM Program [Member] | Subsequent Events [Member]
Equity [Line Items]
Issuance expenses (in Dollars)			$ 1,330
Public Offering [Member] | ADS [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 80
Public offering issued price (in Dollars per share)							$ 230
Warrants to purchase shares							12,150				3,498
Issue of equity							9,589
Warrants fair value (in Dollars)							$ 5,348
Public Offering [Member] | ADS [Member]
Equity [Line Items]
Warrants to purchase shares						31,438

[1]	Restated to reflect a 1:10 reverse ratio that took place in March 2026. (see also note 9A)